INCOME TAXES - Tax Expense Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Income/(loss) before income tax	¥ (236,786)	$ (33,351)	¥ (372,533)	¥ 106,669
Tax expense/(benefit) at PRC enterprise income tax rate of 25%	(59,197)		(93,133)	26,667
Effect of preferential tax rates	1,938		29,784	(19,387)
Tax effect of permanence differences	(9,022)		(53,808)	(34,587)
Effect of income tax rate differences in other jurisdictions	21,385		16,071	23,666
Change in tax rate				9,549
Changes in valuation allowances	29,074		35,211	4,837
Income tax expenses/(benefits)	¥ (15,822)	$ (2,228)	¥ (65,875)	¥ 10,745